Business Acquisition - Summary of Amounts Recognized for Assets and Liabilities Acquired (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Goodwill	$ 1,976	$ 1,979	$ 2,099
Adjustments to 2018 acquisitions [Member]
Business Acquisition [Line Items]
Non-cash working capital	2
Goodwill	(10)
Deferred tax liabilities	8
2019 Acquisitions [Member]
Business Acquisition [Line Items]
Cash	13
Non-cash working capital	10
Fixed assets	113
Goodwill	22
Other assets	1
Intangibles	12
Deferred tax assets	2
Long-term debt	(8)
Other long-term liabilities	(1)
Deferred tax liabilities	(4)
Consideration paid	160
Less: Cash acquired	(13)
Net cash outflow	147
Allocation [Member]
Business Acquisition [Line Items]
Cash	13
Non-cash working capital	12
Fixed assets	113
Goodwill	12
Other assets	1
Intangibles	12
Deferred tax assets	2
Long-term debt	(8)
Other long-term liabilities	(1)
Deferred tax liabilities	4
Consideration paid	160
Less: Cash acquired	(13)
Net cash outflow	$ 147